Organization, Business and Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization
Organization
KLDiscovery Inc. (the “Company,” “we” or “us”) is a leading global provider of electronic discovery, information governance and data recovery technology solutions for corporations, law firms, government agencies and individual consumers. We provide technology solutions to help our clients solve complex data challenges. The Company’s headquarters are located in McLean, Virginia. The Company has 32 locations in 19 countries, as well as 9 data centers and 17 data recovery labs globally.
The Company was originally incorporated under the name Pivotal Acquisition Corp. (“Pivotal”) as a blank check company on August 2, 2018 under the laws of the State of Delaware for the purpose of entering into a merger, capital stock exchange, stock purchase, reorganization or similar business combination with one or more businesses or entities.
On December 19, 2019 (the “Closing Date”), Pivotal acquired the outstanding shares of LD Topco, Inc. via a reverse capitalization (the “Business Combination”) and was renamed KLDiscovery Inc.

Organization
KLDiscovery Inc., (the “Company”) provides technology-based litigation support solutions and services including computer
e-discovery,
data hosting, and managed review predominantly to top law firms, corporations and government agencies. The majority of the Company’s current business is derived from these services. The Company’s headquarters is located in McLean, Virginia and has 32 locations in 18 countries, 9 data centers and 18 data recovery labs around the globe.
The Company was originally incorporated under the name Pivotal Acquisition Corp. (“Pivotal”) as a blank check company on August 2, 2018 under the laws of the State of Delaware for the purpose of entering into a merger, capital stock exchange, stock purchase, reorganization or similar business combination with one or more businesses or entities.
On December 19, 2019, Pivotal acquired of the outstanding shares of LD Topco, Inc. via a reverse capitalization (the “Business Combination”) and was renamed KLDiscovery Inc.

Principles of consolidation
Principles of consolidation
The accompanying consolidated financial statements are prepared on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”). The accompanying consolidated financial statements include the accounts of KLDiscovery and all of its subsidiaries. All significant intercompany accounts and transactions have been eliminated upon consolidation. The accompanying consolidated financial statements should be read in conjunction with the financial and risk factor information included in our Annual Report Form on
10-K
for the fiscal year ended December 31, 2020, which we previously filed with the Securities and Exchange Commission (the “SEC”).

Principles of consolidation
The accompanying consolidated financial statements are prepared on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”). The accompanying consolidated financial statements include the accounts of KLDiscovery and all its subsidiaries. All significant intercompany accounts and transactions have been eliminated upon consolidation.
The Business Combination was accounted for as a reverse recapitalization (the “Recapitalization Transaction”) in accordance with Accounting Standard Codification (“ASC”) 805,
Business Combinations
. For accounting and financial reporting purposes, LD Topco, Inc. is considered the acquirer based on facts and circumstances, including the following:

•	LD Topco, Inc.’s operations comprise the ongoing operations of the combined entity;

•	The officers of the newly combined company consist of LD Topco, Inc.’s executives, including the Chief Executive Officer, Chief Financial Officer and General Counsel; and,

•	The former shareholders of LD Topco, Inc. own a majority voting interest in the combined entity.
As a result of LD Topco, Inc. being the accounting acquirer, the financial reports filed with the SEC by the Company subsequent to the Business Combination are prepared “as if” LD Topco, Inc. is the predecessor and legal successor to the Company. The historical operations of LD Topco, Inc. are deemed to be those of the Company. Thus, the financial statements included in this report reflect (i) the historical operating results of LD Topco, Inc. prior to the Business Combination; (ii) the combined results of the Company and LD Topco, Inc. following the Business Combination on December 19, 2019; (iii) the assets and liabilities of LD Topco, Inc. at their historical cost; and (iv) KLDiscovery Inc.’s equity structure for all periods presented. The recapitalization of the number of shares of common stock attributable to the purchase of LD Topco, Inc. in connection with the Business Combination is reflected retroactively to January 1, 2018 and has been utilized for calculating earnings per share in all prior periods presented. No step-up
basis of intangible assets or goodwill was recorded in the Business Combination transaction consistent with the treatment of the transaction as a reverse capitalization of LD Topco, Inc.

Use of estimates
Use of estimates
The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Although actual results could differ from those estimates, management does not believe that such differences would be material.
Significant estimates include, but are not limited to, the allowance for doubtful accounts, determining the fair values of assets acquired and liabilities assumed, including the fair value of Private Warrants (as defined in Note 3), the recoverability and useful lives of property and equipment, intangible assets, and other long-lived assets, the evaluation of goodwill for impairment, the valuation and realization of deferred income taxes, the fair value of the Company’s common stock, $0.0001 par value per share (the “Common Stock”), stock option awards, and acquisition-related contingent consideration.

Use of estimates
The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Although actual results could differ from those estimates, management does not believe that such differences would be material.
Significant estimates include, but are not limited to, the allowance for doubtful accounts, determining the fair values of assets acquired and liabilities assumed, the recoverability and useful lives of property and equipment, intangible assets, and other long-lived assets, the impairment of goodwill, the valuation and realization of deferred income taxes, the fair value of the Company’s common stock and stock option awards, and acquisition-related contingent consideration.

Segments, concentration of credit risk and major customers
Segments, concentration of credit risk and major customers
The Company operates in one business segment, providing technology solutions for corporations, law firms, government agencies and individual consumers.
Financial instruments, which potentially expose the Company to concentrations of credit risk, consist principally of cash and accounts receivable. The Company places its cash with a banking institution where the balances, at times, exceed federally insured limits. Management believes the risks associated with these deposits are limited.
With respect to accounts receivable, the Company performs ongoing evaluations of its customers, generally grants uncollateralized credit terms to its customers, and maintains an allowance for doubtful accounts based on historical experience and management’s expectations of future losses. As of and for the three and nine months ended September 30, 2021 and 2020, the Company did not have a single customer that represented more than five percent of its consolidated revenues or accounts receivable. The Company believes that the geographic and industry diversity of the Company’s customer base throughout the U.S. and internationally minimizes the risk of incurring material losses due to concentrations of credit risk.

Segments, concentration of credit risk and major customers
The Company operates in one business segment, providing technology-based litigation support solutions and services.
Financial instruments, which potentially expose the Company to concentrations of credit risk, consist principally of cash and accounts receivable. The Company places its cash with a banking institution where the balances, at times, exceed federally insured limits. Management believes the risks associated with these deposits are limited.
With respect to accounts receivable, the Company performs ongoing evaluations of its customers, generally grants uncollateralized credit terms to its customers, and maintains an allowance for doubtful accounts based on historical experience and management’s expectations of future losses. As of and for the years ended December 31, 2020 and 2019, the Company did not have a single customer that represents more than five percent (5%) or more of its consolidated revenues or accounts receivable. The Company believes that the geographic and industry diversity of the Company’s customer base throughout the U.S. and internationally minimizes the risk of incurring material losses due to concentrations of credit risk. The Company’s foreign revenues, principally from businesses in the UK and Germany, totaled approximately $57.0 million in 2020 and $69.8 million in 2019. The Company’s long-lived assets in foreign countries, principally in the UK and Germany, totaled approximately $26.3 million at December 31, 2020 and $21.8 million at December 31, 2019.

Foreign currency
Foreign currency
Results of operations for the Company’s
non-U.S.
subsidiaries are translated from the designated functional currency to the reporting currency of the U.S. dollar. Revenues and expenses are translated at average exchange rates for each month, while assets and liabilities are translated at balance sheet date exchange rates. Resulting net translation adjustments are recorded as a component of stockholders’ equity in “Accumulated other comprehensive income” in the Company’s Condensed Consolidated Balance Sheets.
Transaction gains and losses arising from currency exchange rate fluctuations on transactions denominated in a currency other than the local functional currency are included in “Other (income) expense” in the Company’s Condensed Consolidated Statements of Comprehensive Loss. Such transaction gains and losses may be realized or unrealized depending upon whether the transaction settled during the period or remains outstanding at the balance sheet date.

Foreign currency
Results of operations for the Company’s
non-U.S.
subsidiaries are translated from the designated functional currency to the reporting currency of the U.S. dollar. Revenues and expenses are translated at average exchange rates for each month, while assets and liabilities are translated at balance sheet date exchange rates. Resulting net translation adjustments are recorded as a component of stockholders’ equity in “Accumulated other comprehensive income.”
Transaction gains and losses arising from currency exchange rate fluctuations on transactions denominated in a currency other than the local functional currency are included in “Other expense” on the Company’s Consolidated Statements of Comprehensive Loss. Such transaction gains and losses may be realized or unrealized depending upon whether the transaction settled during the period or remains outstanding at the balance sheet date.

Cash and cash equivalents
Cash and cash equivalents
The Company considers all short-term, highly liquid investments that are readily convertible to cash with an original maturity of three months or less when purchased to be cash equivalents.
Cash and cash equivalents The Company considers all highly liquid financial instruments with an original maturity of three months or less when purchased to be cash equivalents.
Accounts receivable
Accounts receivable
Accounts receivable are recorded at original invoice amounts less an estimate for doubtful receivables based on a review of outstanding amounts monthly. Management determines the allowance for doubtful accounts by regularly evaluating individual customer receivables and considering a customer’s financial condition and credit history. Accounts receivable are written off when deemed uncollectible by Company management during its monthly accounts receivable aging review. Recoveries of trade accounts receivable previously written off are recorded when received.

Accounts receivable
Accounts receivable are recorded at original invoice amount less an estimate for doubtful receivables based on a review of outstanding amounts monthly. Management determines the allowance for doubtful accounts by regularly evaluating individual customer receivables and considering a customer’s financial condition and credit history. Accounts receivable are written off when deemed uncollectible. Recoveries of trade accounts receivable previously written off are recorded when received.
A rollforward of the allowance for doubtful accounts is presented below (in thousands):

Balance at December 31, 2018	$5,564
Charged to/reversed from expense	3,104
Charged to/from other accounts	—
Deductions (write offs)	(1,182)

Balance at December 31, 2019	$7,486
Charged to/reversed from expense	4,088
Charged to/from other accounts	283
Deductions (write offs)	(3,344)

Balance at December 31, 2020	$8,513

Fixed Assets
Fixed Assets
Computer software, property and equipment are recorded at cost. Depreciation is calculated using the straight-line method over the following estimated useful lives of the assets:

Computer software and hardware	3 to 5 years
Leasehold improvements	Shorter of lease term or useful life
Furniture, fixtures and other equipment	3 to 5 years
Gains or losses on disposals are included in results of operations at amounts equal to the difference between the net book value of the disposed assets and the proceeds received upon disposal. Costs for replacements and betterments are capitalized, while the costs of maintenance and repairs are expensed as incurred. Property under capital leases are depreciated using the straight-line method over the lease term.
Depreciation expense totaled $16.9 million and $18.6 million for the years ended December 31, 2020 and 2019, respectively, and includes amortization of assets recorded under capital leases.

Computer software, property and equipment
Computer software, property and equipment
Computer software, property and equipment are recorded at cost. Depreciation is calculated using the straight-line method over the following estimated useful lives of the assets:

Computer software and hardware	3 to 5 years
Leasehold improvements	Shorter of lease term or useful life
Furniture, fixtures and other equipment	3 to 5 years
Gains or losses on disposals are included in results of operations at amounts equal to the difference between the net book value of the disposed assets and the proceeds received upon disposal. Costs for replacements and betterments are capitalized, while the costs of maintenance and repairs are expensed as incurred. Property under capital leases is depreciated using the straight-line method over the lease term.
Depreciation expense totaled $2.8 million and $4.3 million for the three months ended September 30, 2021 and 2020, respectively, and includes amortization of assets recorded under capital leases. Depreciation expense totaled $8.4 million and $12.8 million for the nine months ended September 30, 2021 and 2020, respectively.

Internal-use software development costs
Internal-use
software development costs
The Company capitalizes certain internal computer software costs incurred during the application development stage. The application development stage generally includes software design and configuration, coding, testing and installation activities. Training and maintenance costs are expensed as incurred, while upgrades and enhancements are capitalized if it is probable that such expenditure will result in additional functionality. Capitalized software costs are amortized over the estimated useful life of the underlying project on a straight-line basis. The Company’s estimated useful life of capitalized software costs varies between three and five years, depending on management’s expectation of the economic life of various software. Capitalized software amortization costs are recorded as a component of cost of revenue.
Capitalized software costs are reflected as part of “Intangible assets, net” in the Company’s Condensed Consolidated Balance Sheets and totaled $20.9 million and $18.5 million, net of accumulated amortization, as of September 30, 2021 and December 31, 2020, respectively.

Internal-use
software development costs
The Company capitalizes certain internal computer software costs incurred during the application development stage. The application development stage generally includes software design and configuration, coding, testing and installation activities. Training and maintenance costs are expensed as incurred, while upgrades and enhancements are capitalized if it is probable that such expenditure will result in additional functionality. Capitalized software costs are depreciated over the estimated useful life of the underlying project on a straight-line basis. The Company’s estimated useful life of capitalized software costs varies between three and five years, depending on management’s expectation of the economic life of various software. Capitalized software amortization costs are recorded as a component of cost of revenue.

Capitalized software costs are reflected as part of the “Intangible assets, net line” in the Company’s Consolidated Balance Sheets and totaled $18.5 million and $13.5 million, net of accumulated amortization, as of December 31, 2020 and 2019, respectively.

Intangible assets and other long-lived assets
Intangible assets and other long-lived assets
The Company evaluates the recoverability of its long-lived assets, including finite-lived intangible assets, for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of any asset to future net undiscounted cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment to be recognized is measured as the difference between the fair value of the asset compared to its carrying amount.
In Q3, we negotiated the termination of our use of our license for the Kroll Ontrack and Kroll Discovery tradenames and executed the final agreements in October 2021. This significant change was a triggering event which resulted in an evaluation of impairment of our Kroll Ontrack and Kroll Discovery tradenames capitalized as part of our 2016 Kroll Ontrack acquisition. As a result, the Company recognized an impairment loss of $22.5 million in the third quarter of 2021, which was included in Impairment of intangible assets in the Company’s Condensed Consolidated Statements of Comprehensive Loss.
Amortization expense totaled $7.1 million and $7.9 million for the three months ended September 30, 2021 and 2020, respectively; $2.3 million and $3.0 million of which was classified as part of the “Cost of revenues” line in the Company’s Condensed Consolidated Statements of Comprehensive Loss. Amortization expense totaled $21.0 million and $23.2 million for the nine months ended September 30, 2021 and 2020, respectively; $6.8 million and $8.9 million of which was classified as part of the “Cost of revenues” line in the Company’s Condensed Consolidated Statements of Comprehensive Loss.

Intangible assets and other long-lived assets
The Company evaluates the recoverability of its long-lived assets, including finite-lived intangible assets, for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of any asset to future net undiscounted cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment to be recognized is measured as the difference between the fair value of the asset compared to its carrying amount. No impairment losses were recognized in the accompanying consolidated financial statements.
Amortization expense totaled $30.9 million and $31.8 million for the years ended December 31, 2020 and 2019, respectively; $11.8 million and $11.3 million of which was classified as part of the “Cost of revenues” line in the Company’s Consolidated Statements of Comprehensive Loss.
The Company allocates the purchase price of an acquisition to the tangible and intangible assets acquired and liabilities assumed based on their estimated fair values at the acquisition date. The Company recognizes as goodwill the amount by which the purchase price of an acquired entity exceeds the net of the fair values assigned to the assets acquired and liabilities assumed. In determining the fair values of assets acquired and liabilities assumed, the Company uses various recognized valuation methods including the income and market approaches. Further, the Company makes assumptions within certain valuation techniques, including discount rates, royalty rates, and the amount and timing of future cash flows. The Company records the net assets and results of operations of an acquired entity in the financial statements from the acquisition date. The Company initially performs these valuations based upon preliminary estimates and assumptions by management or independent valuation specialists under its supervision, where appropriate, and make revisions as estimates and assumptions are finalized. The Company expenses acquisition-related costs as they are incurred.

Goodwill
Goodwill
Goodwill represents the excess of the total consideration paid over identified intangible and tangible assets of the Company and its acquisitions. The Company tests its goodwill for impairment at the reporting unit level annually on October 1, and between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying value. These events or circumstances could include a significant change in the business climate, legal factors, operating performance indicators, competition, or sale or disposition of a significant portion of a reporting unit. As of the October 1, 2020 testing date, the Company determined there is one reporting unit.
The Company considered the
COVID-19
pandemic as an indicator of impairment of the value of goodwill and intangible assets and performed a qualitative assessment in the third quarter of 2021. Management considered factors related to the
COVID-19
pandemic such as impact to stock price, impacts to competitors due to the
COVID-19
pandemic, changes in demand for the Company’s services, and updates to Company forecasts, among other factors. Management concluded that there was no impairment of goodwill and intangible assets during the nine months ended September 30, 2021.

Goodwill
Goodwill represents the excess of the total consideration paid over identified intangible and tangible assets of the Company and its acquisitions. The Company tests its goodwill for impairment at the reporting unit level on an annual basis on October 1, and between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying value. These events or circumstances could include a significant change in the business climate, legal factors, operating performance indicators, competition, or sale or disposition of a significant portion of a reporting unit. As of the October 1 testing date the Company determined there is one reporting unit.
Goodwill impairment exists when the estimated fair value of the reporting unit is less than its carrying value. If impairment exists, the carrying value of the goodwill is reduced by the excess through an impairment charge recorded in the Company’s statements of operations. The process of evaluating the potential impairment of goodwill is subjective and requires significant judgment at many points during the analysis.
The fair value of the Company’s reporting unit is estimated using a combination of a discounted cash flow (“DCF”) analysis and market-based valuation methodologies such as comparable public company trading values. Determining fair value requires the exercise of significant judgments, including the amount and timing of expected future cash flows, long-term growth rates, discount rates and relevant comparable public company earnings multiples. The cash flows employed in the DCF analyses are based on the Company’s best estimate of future sales, earnings and cash flows after considering factors such as general market conditions, changes in working capital, long term business plans and recent operating performance. The carrying value of the reporting unit includes the assets and liabilities employed in its operations and goodwill.
Accordingly, the Company has not identified any indicators of impairment, nor have any impairment charges been recorded related to goodwill resulting from the annual impairment test.
The following table provides a rollforward of the carrying amount of goodwill (in thousands):

Balance at December 31, 2018	$394,167
Acquisitions	263
Foreign currency translation	741

Balance at December 31, 2019	395,171
Acquisitions	1,009
Disposal	(96)
Foreign currency translation	3,001

Balance at December 31, 2020	$399,085

Debt issuance costs
Debt issuance costs
Debt issuance costs are stated at cost, net of accumulated amortization, and are amortized over the term of the debt using both the straight-line and the effective yield methods. U.S. GAAP requires that the effective yield method be used to amortize debt acquisition costs; however, if the effect of using the straight-line method is not materially different from the results that would have been obtained under the effective yield method, the straight-line method may be used. The amortization for funded term debt is calculated according to the effective yield method and revolving and unfunded term debt is calculated according to the straight-line method. Debt issuance costs related to funded term debt are presented in the Condensed Consolidated Balance Sheets as a direct deduction from the carrying amount of the debt liability, consistent with debt discounts or premiums.

Debt issuance costs
Debt issuance costs are stated at cost, net of accumulated amortization, and are amortized over the term of the debt using both the straight-line and the effective yield methods. U.S. GAAP requires that the effective yield method be used to amortize debt acquisition costs; however, if the effect of using the straight-line method is not materially different from the results that would have been obtained under the effective yield method, the straight-line method may be used. The amortization for funded term debt is calculated according to the effective yield method and revolving and unfunded term debt is calculated according to the straight-line method. Debt issuance costs related to funded term debt is presented in the Consolidated Balance Sheets as a direct deduction from the carrying amount of the debt liability, consistent with debt discounts or premiums. Debt issuance costs related to revolving and unfunded term debt is presented in the Consolidated Balance Sheets within “Other assets.”

Revenue recognition
Revenue recognition
Revenues are recognized when the Company satisfies a performance obligation by transferring goods or services promised in a contract to a customer, in an amount that reflects the consideration that the Company expects to receive in exchange for those services. Performance obligations in the Company’s contracts represent distinct or separate service streams that are provided to its customers.
The Company evaluates its revenue contracts with customers based on the five-step model under Accounting Standard Codification (“ASC”) 606, Revenue Recognition: (1) identify the contract with the customer; (2) identify the performance obligations in the contract; (3) determine the transaction price; (4) allocate the transaction price to separate performance obligations; and (5) recognize revenues when (or as) each performance obligation is satisfied.
We provide Legal Technology services to our clients through several technology solutions including Nebula Ecosystem (“Nebula”) our internally developed end-to-end
fully integrated proprietary solution. We also provide Data Recovery solutions.
The following table summarizes revenue from contracts with customers for the three and nine months ended September 30, 2021 (in thousands):

	2021 Q3 (unaudited)			2020 Q3 (unaudited)
	Consolidated	Technology Solutions	Nebula	Consolidated	Technology Solutions	Nebula
Legal technology	$70,323	$63,261	$7,062	$62,036	$57,769	$4,267
Data recovery	10,799	10,799	—	10,265	10,265	—

Total revenue	$81,122	$74,060	$7,062	$72,301	$68,034	$4,267

	2021 September YTD (unaudited)			2020 September YTD (unaudited)
	Consolidated	Technology Solutions	Nebula	Consolidated	Technology Solutions	Nebula
Legal technology	$204,760	$185,454	$19,306	$183,903	$170,240	$13,663
Data recovery	33,462	33,462	—	31,050	31,050	—

Total revenue	$238,222	$218,916	$19,306	$214,953	$201,290	$13,663

Performance Obligations and Timing of Revenue Recognition
The Company primarily sells solutions that fall into the categories discussed below. Each category contains one or more performance obligations that are either (1) capable of being distinct (i.e., the customer can benefit from the product or service on its own or together with readily available resources, including those purchased separately from us) and distinct within the context of the contract (i.e., separately identified from other promises in the contract) or (2) a series of distinct products or services that are substantially the same and have the same pattern of transfer to the customer.
(1)
Legal Technology, including Nebula and our expansive suite of technology solutions, such as our end-to-end
eDiscovery technology solutions, managed review solutions, collections, processing, analytics, hosting, production and professional services, and

(2)	Data recovery solutions, which provides data restoration, data erasure and data management services.
The Company generates the majority of its revenues by providing Legal Technology solutions to our clients. Most of the Company’s eDiscovery contracts are time and materials types of arrangements.
Time and materials arrangements are based on units of data stored or processed. Unit-based revenues are recognized as services are provided, based on either the amount of data stored or processed, the number of concurrent users accessing the information or the number of pages or images processed for a client, at agreed upon per unit rates. The Company recognizes revenues for these arrangements utilizing a right-to-invoice
practical expedient because it has a contractual right to consideration for services completed to date.
Certain of the Company’s eDiscovery contracts are subscription-based, fixed fee arrangements, which have tiered pricing based on the quantity of data hosted. For a fixed monthly fee, the Company’s clients receive a variety of optional eDiscovery solutions, which are included in addition to the data hosting. The Company recognizes revenues for these arrangements based on predetermined monthly fees as determined in its contractual agreements, utilizing a right-to-invoice
practical expedient because the Company has a contractual right to consideration for services completed to date.
Other eDiscovery agreements are time and material arrangements that require the client to pay us based on the number of hours worked at contractually agreed-upon rates. The Company recognizes revenues for these arrangements based on hours incurred and contracted rates utilizing a right-to-invoice
practical expedient because it has a contractual right to consideration for services completed to date.
Data recovery engagements are mainly fixed fee arrangements requiring the client to pay a pre-established
fee in exchange for the successful completion of such engagement on a predetermined device. For the recovery performed by the Company’s technicians, the revenue is recognized at a point in time, when the recovered data is sent to the customer.
Data erasure engagements are also fixed fee arrangements for which revenue is recognized at a point in time when the certificate of erasure is sent to the customer.
The Company offers term license subscriptions to Ontrack PowerControls software to customers with on-premises
installations of the software pursuant to contracts that are historically one to four years in length. The term license subscriptions include maintenance and support, as well as access to future software upgrades and patches. The license and the additional support services are deemed to be one performance obligation, and thus revenue for these arrangements is recognized ratably over the term of the agreement.

Revenue recognition
Revenues are recognized when the Company satisfies a performance obligation by transferring goods or services promised in a contract to a customer, in an amount that reflects the consideration that the Company expects to receive in exchange for those services. Performance obligations in the Company’s contracts represent distinct or separate service streams that are provided to its customers.
The Company evaluates its revenue contracts with customers based on the five-step model under Accounting Standard Codification (“ASC”) 606, Revenue Recognition: (1) identify the contract with the customer; (2) identify the performance obligations in the contract; (3) determine the transaction price; (4) allocate the transaction price to separate performance obligations; and (5) recognize revenues when (or as) each performance obligation is satisfied.
We provide Legal Technology services to our clients through several technology solutions including Nebula Ecosystem (“Nebula”) our internally developed end-to-end fully integrated proprietary solution. We also provide Data Recovery solutions.
The following table summarizes revenue from contracts with customers for the years ended December 31, 2020 and 2019 (in thousands):

	2020			2019
	Consolidated	Technology Solutions	Nebula	Consolidated	Technology Solutions	Nebula

Legal technology	$247,285	$228,511	$18,774	$265,850	$249,996	$15,854
Data recovery	42,260	42,260	—	46,204	46,204	—

Total revenue	$289,545	$270,771	$18,774	$312,054	$296,200	$15,854

Performance Obligations and Timing of Revenue Recognition
The Company primarily sells solutions that fall into the categories discussed below. Each category contains one or more performance obligations that are either (1) capable of being distinct (i.e., the customer can benefit from the product or service on its own or together with readily available resources, including those purchased separately from us) and distinct within the context of the contract (i.e., separately identified from other promises in the contract) or (2) a series of distinct products or services that are substantially the same and have the same pattern of transfer to the customer.

(1)
Legal Technology, including Nebula and our expansive suite of technology solutions, such as our end-to-end eDiscovery technology solutions, managed review solutions, collections, processing, analytics, hosting, production and professional services, and

(2)	Data recovery solutions, which provides data restoration, data erasure and data management services.
The Company generates the majority of its revenues by providing Legal Technology solutions to our clients. Most of the Company’s eDiscovery contracts are time and materials types of arrangements.
Time and materials arrangements are based on units of data stored or processed. Unit-based revenues are recognized as services are provided, based on either the amount of data stored or processed, the number of concurrent users accessing the information or the number of pages or images processed for a client, at agreed upon per unit rates. The Company recognizes revenues for these arrangements utilizing a right-to-invoice practical expedient because it has a contractual right to consideration for services completed to date.
Certain of the Company’s eDiscovery contracts are subscription-based, fixed fee arrangements, which have tiered pricing based on the quantity of data hosted. For a fixed monthly fee, the Company’s clients receive a variety of optional eDiscovery solutions, which are included in addition to the data hosting. The Company recognizes revenues for these arrangements based on predetermined monthly fees as determined in its contractual agreements, utilizing a right-to-invoice practical expedient because the Company has a contractual right to consideration for services completed to date.
Other eDiscovery agreements are time and material arrangements that require the client to pay us based on the number of hours worked at contractually agreed-upon rates. The Company recognizes revenues for these arrangements based on hours incurred and contracted rates utilizing a right-to-invoice practical expedient because it has a contractual right to consideration for services completed to date.
Data recovery engagements are mainly fixed fee arrangements requiring the client to pay a pre-established fee in exchange for the successful completion of such engagement on a predetermined device. For the recovery performed by the Company’s technicians, the revenue is recognized at a point in time, when the recovered data is sent to the customer.
Data erasure engagements are also fixed fee arrangements for which revenue is recognized at a point in time when the certificate of erasure is sent to the customer.
The Company offers term license subscriptions to Ontrack PowerControls software to customers with on-premises installations of the software pursuant to contracts that are historically one to four years in length. The term license subscriptions include maintenance and support, as well as access to future software upgrades and patches. The license and the additional support services are deemed to be one performance obligation, and thus revenue for these arrangements is recognized ratably over the term of the agreement
.

Share-based compensation
Share-based compensation
The Company measures and recognizes compensation expense for all share-based awards to employees based on estimated grant date fair values on a straight-line basis over the requisite service period. The Company uses the Black-Scholes valuation model, depending on terms, facts and circumstances of each share-based award. The expected vesting of the Company’s performance-based RSUs is based upon the probability of a liquidity event, such as a change in control as defined under the 2019 Plan. The level of achievement of the liquidity event, if any, is re-evaluated
quarterly.

Advertising
Advertising
Advertising costs consist of marketing, advertising through print and other media, professional event sponsorship and public relations. These costs are expensed as incurred. Advertising costs totaled $4.5 million and $7.1 million for the years ended December 31, 2020 and 2019, respectively. Advertising costs are reflected within “Sales and marketing” in the accompanying Consolidated Statements of Comprehensive Loss.

Research and development expense
Research and development expense
Costs incurred in the research and development of the Company’s technologies primarily consist of developer salaries. Research and development expenses were $7.2 million and $5.9 million for the years ended December 31, 2020 and 2019, respectively.

Income taxes
Income taxes
Income taxes are accounted for using the asset and liability method. Deferred income taxes are provided for temporary differences in recognizing certain income, expense and credit items for financial reporting purposes and tax reporting purposes. Such deferred income taxes primarily relate to the difference between the tax bases of assets and liabilities and their financial reporting amounts. Deferred tax assets and liabilities are measured by applying enacted statutory tax rates applicable to the future years in which deferred tax assets or liabilities are expected to be settled or realized. Excess tax benefits and tax deficiencies are recognized in the income tax provision in the period in which they occur.
The Company records a valuation allowance when it determines, based on available positive and negative evidence, that it is more-likely-than-not
that some portion, or all its deferred tax assets will not be realized. The Company determines the realizability of its deferred tax assets primarily based on the reversal of existing taxable temporary differences and projections of future taxable income (exclusive of reversing temporary differences and carryforwards). In evaluating such projections, the Company considers its history of profitability, the competitive environment, and general economic conditions. In addition, the Company considers the time frame over which it would take to utilize the deferred tax assets prior to their expiration.

For certain tax positions, the Company uses a
more-likely-than-not
threshold based on the technical merits of the tax position taken. Tax positions that meet the more-likely-than-not
recognition threshold are measured at the largest amount of tax benefits determined on a cumulative probability basis, which are more-likely-than-not
to be realized upon ultimate settlement in the financial statements. The Company’s policy is to recognize interest and penalties related to income tax matters in income tax expense.

Net Loss per Common Share
Net loss per common share
Basic net loss per common share is determined by dividing net loss by the weighted average number of common shares outstanding during the period. Diluted net loss per common share is determined by dividing net loss by the weighted average number of common shares outstanding during the period, plus the dilutive effect of common stock equivalents, including stock options and restricted stock units. Common Stock and common stock equivalents included in the computation represent shares issuable upon assumed exercise of outstanding stock options and release of restricted shares, except when the effect of their inclusion would be antidilutive.

Net Loss per Common Share
Basic net loss per common share is determined by dividing net loss by the weighted average number of common shares outstanding during the year. Diluted net loss per common share is determined by dividing net loss by the weighted average number of common shares outstanding during the year, plus the dilutive effect of common stock equivalents, including stock options and restricted shares. Common stock and common stock equivalents included in the computation represent shares issuable upon assumed exercise of outstanding stock options and release of restricted shares, except when the effect of their inclusion would be antidilutive.
On December 19, 2019, the Company completed a reverse merger with Pivotal Acquisition Corp. whereby the Company received 34,800,000 shares for its outstanding 3,707,564 shares, effecting
1-to-9.3862
stock exchange. The per share amounts have been updated to show the effect of the exchange on earnings per share as if the exchange occurred at the beginning of both years for the annual financial statements of the Company. The impact of the stock exchange is also shown on the Company’s Statements of Stockholders’ Equity.”

Recently Adopted Accounting Standards and Accounting Standards Not Yet Adopted
Recently Adopted Accounting Standards
In August 2018, the FASB issued ASU
2018-13,
“Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement”, which amends ASC 820 to add, remove, and modify fair value measurement disclosure requirements. This standard was effective for the Company for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. The adoption did not have a material impact on the Company’s current financial position and results of operations, but the financial statement disclosures were updated in accordance with the ASU.
Accounting Standards Not Yet Adopted
In connection with the transaction with Pivotal (see Note 2), the Company elected to be an Emerging Growth Company, as defined in the Jumpstart Our Business Startups Act of 2012, or the JOBS Act and take advantage of the extended transition period of delaying the adoption of new or revised accounting standards until such time as those standards apply to private companies. This may make the comparison of the Company’s consolidated financial statements to other public companies not meaningful due to the differences in accounting standards being applied.
In February 2016, the FASB issued ASU
No. 2016-02,
Leases (Topic 842)
, which requires lessees to recognize on the balance sheet a right-of-use
asset, representing their right to use the underlying asset for the lease term, and a lease liability for all leases with terms greater than 12 months. The guidance also requires qualitative and quantitative disclosures designed to assess the amount, timing and uncertainty of cash flows arising from leases. The standard requires the use of a modified retrospective transition approach, which includes a number of optional practical expedients that entities may elect to apply. This standard is effective for the Company for fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022, and the Company is currently evaluating the impact that Topic 842 will have on its consolidated financial statements.
In June 2016, the FASB issued ASU No.
2016-13, Financial
Instruments – Credit Losses (“ASC 326”): Measurement of Credit Losses on Financial Instruments (“ASU
2016-13”).
This guidance is intended to introduce a revised approach to the recognition and measurement of credit losses, emphasizing an updated model based on expected losses rather than incurred losses. The Company is required to adopt ASC 326 effective for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years, and the Company is currently evaluating the impact that Topic 326 will have on its consolidated financial statements.
In December 2019, the FASB issued ASU
2019-12,
Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes, which simplifies the accounting for income taxes by removing certain exceptions to the general principles for income taxes. The new standard is effective for fiscal years and interim periods within those fiscal years, beginning after December 15, 2020. Early adoption, including the adoption in any interim period, is permitted for all entities. The Company does not expect ASU
2019-12
to have a meaningful effect on the Company’s current financial position, results of operations or financial statement disclosures.